Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Securities held for sale, at fair value	$ 11,242	$ 5,450
Common stock, par value	$ 1.25	$ 1.25
Common stock, shares authorized	20,000,000	20,000,000
Common stock, shares issued	6,983,017	6,961,484
Common stock, shares outstanding	6,983,017	6,961,484